Nota 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details) € in Millions	Jun. 30, 2019 EUR (€)
Group Executive Chairman | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	€ 1,227
Variable remuneration	1,091	[1]
Group Executive Chairman | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	179,593	[1]
CEO Member | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	1,090	[2]
Variable remuneration	200	[3]
CEO Member | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	41,267	[3]
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	417
Variable remuneration	193	[4]
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	31,308	[4]
Total Senior Management [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	7,674
Total Senior Management [Member] | Members of the senior management [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	2,769	[5]
Total Senior Management [Member] | Members of the senior management [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	437,804	[5]
Total | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration	2,733
Variable remuneration	1,483
Total | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable remuneration	€ 252,168

[1]

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) fo r 2018 and to the deferred AVR for 2015 to be paid in 2019, along with its update in cash. For the Group Executive Chairman, this variable remuneration relates to his previous position as Chief Executive Officer.

[2]

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) fo r 2018 and to the deferred AVR for 2015 to be paid in 2019, along with its update in cash. For the Group Executive Chairman, this variable remuneration relates to his previous position as Chief Executive Officer.

[3]

(2) Remuneration corresponding to the upf ront portion (40%) of the AVR for the 2018 financial year. Data in thousands of euro is for information purposes. The exchange rate applied is that at the close of April 2019.

[4]

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (AVR) fo r 2018 and to the deferred AVR for 2015 to be paid in 2019, along with its update in cash. For the Group Executive Chairman, this variable remuneration relates to his previous position as Chief Executive Officer.

[5]

(1) Remuneration corresponding to the upfront portion (40%) of the AVR for the 2018 financial year and to the deferred AVR for 2015 to be paid in 2019, for the senior managers beneficiaries, along with its update in cash. For those members of Senior Management appointed by the Board of Directors on 20 December 2018 and 29 April 2019, this remuneration relates to their previous positions.